Employment (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of average number of employees
The average number of employees is as follows:

	Year ended 31 December
	2022	2021	2020
Americas Materials	29,092	28,272	27,412
Building Products	20,527	17,069	16,389
Europe Materials	26,219	25,636	26,785
Total	75,838	70,977	70,586

Summary of employment costs
Employment costs charged in the Consolidated Income Statement for continuing operations are analysed as follows:

	2022	2021	2020
	$m	$m	$m
Wages and salaries	4,669	4,457	4,177
Social welfare costs	480	464	432
Redundancy, healthcare and other employment benefit costs	603	600	662
Share-based payment expense (note 8)	100	108	93
Total retirement benefits expense (note 28)	372	368	348
Total (i)	6,224	5,997	5,712

Total charge analysed between:
Cost of sales	3,978	3,770	3,565
Operating costs	2,240	2,217	2,136
Finance costs (net) - applicable to retirement benefit obligations (note 9)	6	10	11
Total	6,224	5,997	5,712

(i)In accordance with the Companies Act 2014, employment costs including discontinued operations, are analysed as follows:

Wages and salaries	4,821	4,873	4,573
Social welfare costs	491	495	461
Redundancy, healthcare and other employment benefit costs	622	656	723
Share-based payment expense (note 8)	101	110	96
Total retirement benefits expense (note 28)	378	381	359
Total	6,413	6,515	6,212